/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending September 30, 1998

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
9/16/98     Shares of        57,500           6.6875           7.40      Merrill
            Beneficial                                                   Lynch
            Interest
9/24/98     Shares of        43,000           6.6875           7.48      Merrill
            Beneficial                                                   Lynch
            Interest








Total Shares Repurchased:  100,500
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer